SHARE BASED PAYMENTS - Summary of Shares Outstanding (Details) - $ / shares	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share options (in dollars per share)		20,000
Initial exercise price (in dollars per share)		$ 25.00
Risk-free interest rate		2.91%
Expected Volatility		45.00%
Expected dividend yield (percentage)	0.00%